Goodwill and Other Intangible Assets (Details) - Schedule of changes in the carrying amount of goodwill $ in Thousands	3 Months Ended
Mar. 31, 2025 USD ($)
Other Intangible Assets, Net (Details) - Schedule of other intangible assets [Line Items]
Balance at beginning	$ 99,082
Balance at ending	99,463
Goodwill
Other Intangible Assets, Net (Details) - Schedule of other intangible assets [Line Items]
Balance at beginning	99,082
Currency translation adjustments	381
Balance at ending	$ 99,463